Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 424,714	$ 66,913
Restricted cash and short-term investments	1,551	28,012
Trade accounts receivable	385	2,641
Other receivables, prepaid expenses and accrued income	5,309	4,835
Amounts due from related parties	5,915	354
Inventories	2,051	3,211
Total current assets	439,925	105,966
Long-term assets
Restricted cash	0	185,270
Investment in available-for-sale securities	353,034	0
Investments in affiliates	367,656	22,529
Cost method investments	198,524	7,347
Newbuildings	435,859	190,100
Vessels and equipment, net	573,615	1,203,003
Vessels under capital leases, net	0	501,904
Deferred charges	4,064	9,569
Other non-current assets	6,769	6,946
Amounts due from related parties	34,953	0
Total assets	2,414,399	2,232,634
Current liabilities
Current portion of long-term debt	14,400	64,306
Current portion of obligations under capital leases	0	5,909
Trade accounts payable	10,203	23,124
Accrued expenses	20,413	30,642
Amounts due to related parties	4,037	21,178
Other current liabilities	38,006	110,981
Total current liabilities	87,059	256,140
Long-term liabilities
Long-term debt	490,506	627,243
Long-term debt due to related parties	0	80,000
Obligations under capital leases	0	399,934
Other long-term liabilities	72,515	113,497
Total liabilities	650,080	1,476,814
Commitments and Contingencies (see note 34 and 35)
EQUITY
Share capital 80,503,364 (2011: 80,236,252) common shares of $1.00 each issued and outstanding	80,504	80,237
Additional paid-in capital	654,042	398,383
Contributed surplus	200,000	200,000
Accumulated other comprehensive loss	(18,730)	(34,948)
Retained earnings	848,503	34,093
Total stockholders' equity	1,764,319	677,765
Non-controlling interests	0	78,055
Total equity	1,764,319	755,820
Total liabilities and equity	$ 2,414,399	$ 2,232,634